Schedule of investments
Delaware Ivy Emerging Markets Local Currency Debt Fund
December 31, 2022 (Unaudited)
		Principal amount	Value (US $)
Sovereign Bonds — 94.32%
Brazil — 11.09%
Brazil Letras do Tesouro Nacional
7.194% 7/1/24 ^	BRL	1,258,000	$ 198,723
15.419% 1/1/24 ^	BRL	6,300,000	1,053,260
Brazil Notas do Tesouro Nacional
Series F 10.00% 1/1/27	BRL	6,045,000	1,057,681
Series F 10.00% 1/1/31	BRL	672,000	111,159
			2,420,823
Chile — 2.82%
Bonos de la Tesoreria de la Republica en pesos
144A 2.30% 10/1/28 #	CLP	100,000,000	98,097
144A 2.80% 10/1/33 #	CLP	115,000,000	109,039
4.50% 3/1/26	CLP	90,000,000	101,243
144A 4.70% 9/1/30 #	CLP	40,000,000	45,325
144A 5.00% 10/1/28 #	CLP	80,000,000	91,109
5.00% 3/1/35	CLP	70,000,000	80,771
6.00% 1/1/43	CLP	70,000,000	90,534
			616,118
Colombia — 4.61%
Colombian TES
5.75% 11/3/27	COP	1,420,600,000	222,274
6.00% 4/28/28	COP	1,141,600,000	176,232
6.25% 7/9/36	COP	320,300,000	38,208
7.00% 3/26/31	COP	778,500,000	113,739
7.00% 6/30/32	COP	1,042,100,000	146,663
7.25% 10/18/34	COP	885,100,000	120,677
7.25% 10/26/50	COP	421,700,000	49,503
7.75% 9/18/30	COP	896,000,000	139,343
			1,006,639
Czech Republic — 8.13%
Czech Republic Government Bonds
0.25% 2/10/27	CZK	1,580,000	57,356
0.95% 5/15/30	CZK	8,230,000	273,201
1.25% 2/14/25	CZK	3,010,000	122,271
1.50% 4/24/40	CZK	1,700,000	45,451
1.75% 6/23/32	CZK	12,900,000	432,685
2.00% 10/13/33	CZK	4,250,000	141,942
2.40% 9/17/25	CZK	4,400,000	180,847
2.50% 8/25/28	CZK	4,860,000	187,147
2.75% 7/23/29	CZK	4,470,000	171,799
5.008% 12/12/24 ^	CZK	4,060,000	162,138
			1,774,837
Dominican Republic — 0.63%
Dominican Republic International Bond 9.75% 6/5/26	DOP	8,000,000	136,554
			136,554
Hungary — 4.02%
Hungary Government Bonds
1.00% 11/26/25	HUF	50,000,000	102,673
1.50% 4/22/26	HUF	65,000,000	131,195
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Schedule of investments
Delaware Ivy Emerging Markets Local Currency Debt Fund   (Unaudited)
		Principal amount	Value (US $)
Sovereign Bonds (continued)
Hungary (continued)
Hungary Government Bonds
1.50% 8/26/26	HUF	29,820,000	$ 58,407
2.50% 10/24/24	HUF	58,900,000	135,521
2.75% 12/22/26	HUF	55,000,000	111,070
3.00% 10/27/38	HUF	8,510,000	12,124
4.00% 4/28/51	HUF	95,680,000	134,979
6.00% 11/24/23	HUF	42,520,000	106,943
6.75% 10/22/28	HUF	36,100,000	84,205
			877,117
Indonesia — 15.07%
Indonesia Treasury Bonds
6.125% 5/15/28	IDR	21,168,000,000	1,332,432
6.625% 5/15/33	IDR	4,980,000,000	311,684
7.125% 6/15/42	IDR	2,270,000,000	146,380
7.50% 8/15/32	IDR	1,105,000,000	73,575
7.50% 6/15/35	IDR	5,300,000,000	351,269
7.75% 4/15/31	IDR	979,000,000	65,975
8.25% 5/15/29	IDR	2,683,000,000	185,756
8.375% 9/15/26	IDR	570,000,000	39,192
8.75% 5/15/31	IDR	5,042,000,000	361,694
8.75% 2/15/44	IDR	1,353,000,000	98,682
9.00% 3/15/29	IDR	2,800,000,000	200,436
9.50% 7/15/31	IDR	290,000,000	21,674
9.50% 5/15/41	IDR	1,307,000,000	99,641
			3,288,390
Malaysia — 10.14%
Malaysia Government Bonds
2.632% 4/15/31	MYR	675,000	138,296
3.733% 6/15/28	MYR	1,820,000	408,446
3.757% 4/20/23	MYR	3,338,000	757,890
3.757% 5/22/40	MYR	3,149,000	660,973
3.828% 7/5/34	MYR	200,000	43,995
4.232% 6/30/31	MYR	650,000	149,611
4.392% 4/15/26	MYR	236,000	54,641
			2,213,852
Mexico — 7.11%
Mexican Bonos
5.50% 3/4/27	MXN	9,600,000	430,166
6.75% 3/9/23	MXN	5,052,200	257,167
7.75% 5/29/31	MXN	2,740,000	130,225
7.75% 11/23/34	MXN	4,510,000	209,272
7.75% 11/13/42	MXN	1,500,000	67,243
8.00% 11/7/47	MXN	600,000	27,482
8.50% 11/18/38	MXN	5,128,100	249,248
10.00% 11/20/36	MXN	3,270,000	179,745
			1,550,548
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(Unaudited)
		Principal amount	Value (US $)
Sovereign Bonds (continued)
Peru — 3.70%
Peru Government Bonds
5.35% 8/12/40	PEN	190,000	$ 37,227
5.40% 8/12/34 *	PEN	496,000	104,615
5.94% 2/12/29	PEN	782,000	188,871
6.15% 8/12/32	PEN	1,128,000	261,149
Peruvian Government International Bonds
6.90% 8/12/37	PEN	300,000	70,752
6.95% 8/12/31	PEN	586,000	145,520
			808,134
Poland — 0.24%
Republic of Poland Government Bond 2.50% 7/25/27	PLN	272,000	51,754
			51,754
Romania — 4.77%
Romania Government Bonds
3.25% 4/29/24	RON	580,000	120,596
3.25% 6/24/26	RON	180,000	34,116
3.70% 11/25/24	RON	185,000	38,041
4.00% 10/25/23	RON	700,000	148,809
4.15% 1/26/28	RON	500,000	92,684
4.15% 10/24/30	RON	205,000	35,036
4.40% 9/25/23	RON	865,000	184,672
4.85% 4/22/26	RON	900,000	180,375
5.00% 2/12/29	RON	505,000	94,596
5.80% 7/26/27	RON	560,000	112,905
			1,041,830
South Africa — 11.21%
Republic of South Africa Government Bonds
6.50% 2/28/41	ZAR	1,840,021	67,786
7.00% 2/28/31	ZAR	8,697,600	413,425
8.25% 3/31/32	ZAR	6,500,000	326,296
8.50% 1/31/37	ZAR	4,897,009	228,779
8.75% 1/31/44	ZAR	4,580,705	209,999
8.75% 2/28/48	ZAR	9,704,755	446,591
8.875% 2/28/35	ZAR	5,713,558	283,572
9.00% 1/31/40	ZAR	4,310,342	205,367
10.50% 12/21/26	ZAR	4,244,000	264,431
			2,446,246
Thailand — 8.96%
Thailand Government Bonds
1.60% 12/17/29	THB	5,655,000	156,369
1.60% 6/17/35	THB	839,000	20,823
2.00% 12/17/31	THB	8,812,000	245,280
2.875% 12/17/28	THB	32,821,000	990,711
2.875% 6/17/46	THB	5,000,000	127,988
3.30% 6/17/38	THB	10,220,000	300,107
3.40% 6/17/36	THB	2,440,000	73,163
3.775% 6/25/32	THB	1,286,000	40,760
			1,955,201
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Schedule of investments
Delaware Ivy Emerging Markets Local Currency Debt Fund   (Unaudited)
		Principal amount	Value (US $)
Sovereign Bonds (continued)
Turkey — 1.05%
Turkey Government Bonds
9.00% 7/24/24	TRY	900,000	$ 47,738
10.40% 3/20/24	TRY	450,000	24,314
10.60% 2/11/26	TRY	856,637	47,613
12.40% 3/8/28	TRY	130,848	8,130
12.60% 10/1/25	TRY	1,700,000	100,624
			228,419
Ukraine — 0.49%
Ukraine Government International Bond 11.67% 11/22/23	UAH	5,394,000	106,361
			106,361
Uruguay — 0.28%
Uruguay Government International Bonds
8.25% 5/21/31	UYU	1,109,152	24,097
8.50% 3/15/28	UYU	1,637,000	37,470
			61,567
Total Sovereign Bonds (cost $23,931,346)			20,584,390

Supranational Banks — 4.36%
European Investment Bank
8.50% 8/24/23	EGP	7,000,000	267,715
13.943% 10/18/32 ^	ZAR	10,260,000	249,386

International Finance 7.00% 7/20/27	MXN	9,270,000	433,280
Total Supranational Banks (cost $1,083,001)			950,381
Total Value of Securities Before Securities Lending Collateral—98.68% (cost $25,014,347)			21,534,771
	Number of shares
Securities Lending Collateral — 0.51%
Money Market Mutual Fund — 0.51%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 4.31%)	111,038	111,038
Total Securities Lending Collateral (cost $111,038)		111,038

Total Value of Securities—99.19% (cost $25,125,385)		21,645,809
Obligation to Return Securities Lending Collateral — 0.51%		111,038
Receivables and Other Assets Net of Liabilities — 1.32%		288,720
Net Assets Applicable to 2,883,805 Shares Outstanding—100.00%		$21,823,491
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
4    NQ-IV011 [12/22] 2/23 (2740532)

(Unaudited)
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2022, the aggregate value of Rule 144A securities was $343,570, which represents 1.57% of the Fund's net assets.
*	Fully or partially on loan.

Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMCB	CNH	10,421,467	USD	(1,484,914)	2/3/23	$25,235	$—
JPMCB	CZK	(12,783,980)	USD	540,929	2/3/23	—	(23,533)
JPMCB	IDR	(2,147,483,648)	USD	1,045,919	2/3/23	—	(3,633)
JPMCB	MXN	(5,199,708)	USD	262,793	2/3/23	—	(2,206)
JPMCB	PLN	6,184,032	USD	(1,343,900)	2/3/23	63,226	—
JPMCB	ZAR	(5,992,096)	USD	344,456	2/3/23	—	(7,058)
Total Foreign Currency Exchange Contracts						$88,461	$(36,430)
Summary of abbreviations:
JPMCB – JPMorgan Chase Bank
Summary of currencies:
BRL – Brazilian Real
CLP – Chilean Peso
CNH – Chinese Yuan Renminbi
COP – Colombian Peso
CZK – Czech Koruna
DOP – Dominican Peso
EGP – Egypt Pound
HUF – Hungarian Forint
IDR – Indonesian Rupiah
MXN – Mexican Peso
MYR – Malaysian Ringgit
PEN – Peruvian Sol
PLN – Polish Zloty
RON – Romania Leu
THB – Thai Baht
TRY – Turkish Lira
UAH – Ukrainian Hryvna
USD – US Dollar
UYU – Uruguayan Peso
ZAR – South African Rand
NQ-IV011 [12/22] 2/23 (2740532)    5